SHARE OPTIONS	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Options And Share Warrants [Abstract]
SHARE OPTIONS
20.	SHARE OPTIONS

Options

Under the terms of the Company’s Employee Share Option Plans, options to purchase 46,914,672 ‘A’ Ordinary Shares (2,345,734 ADS’s) were outstanding at December 31, 2023. Under these Plans, options are granted to officers and employees of the Group at the discretion of the Compensation Committee (designated by the Board of Directors), under the terms outlined below.

Share options are sometimes granted to consultants of the Group and the fair value of the services provided by these consultants is measured by reference to the fair value of the equity instruments granted. This approach is adopted as it is impractical for the Group to reliably estimate the fair value of such services. There are no outstanding options for consultants at December 31, 2023.

The terms and conditions of the grants are as follows, whereby all options are settled by physical delivery of shares:

Vesting conditions

The options vest following a period of service by the officer or employee. The required period of service is determined by the Board or any other relevant delegated committee at the date of grant of the options (usually the date of approval by the Compensation Committee) and it is generally over a two to four-year period.

Non-vesting conditions

Since 2022, share options were granted to directors and certain employees for which there is a condition that the options only become exercisable into ADSs when the market price of an ADS reaches a certain level. This is deemed to be a non-vesting condition. The term ‘non-vesting condition’ is not explicitly defined in IFRS 2, Share based payments, but is inferred to be any condition that does not meet the definition of a vesting condition. The only condition for these particular options to vest is that the director or employee continues service and there were no other conditions which would be considered non-vesting conditions. Non-vesting conditions are reflected in measuring the grant-date fair value of the share-based payment and there is no true-up in the measurement of the share-based payment for differences between the expected and the actual outcome of non-vesting conditions. If all service conditions are met, then the share-based payment cost will be recognized even if the director or employee does not receive the share-based payment due to a failure to meet the non-vesting condition.

Contractual life

The term of an option is determined by the Board of Directors, typically through its Remuneration Committee and Employee Compensation Committee, provided that the term may not exceed ten years from the date of grant. All options will terminate 90 days after termination of the option holder’s employment, service or consultancy with the Group (or one year after such termination because of death or disability) except where a longer period is approved by the Board of Directors. Under certain circumstances involving a change in control of the Group, the Board may accelerate the exercisability and termination of options.

The number and weighted average exercise price of share options per ordinary share is as follows:

	Share Options ‘A’ Ordinary Shares	Weighted- average exercise price US$ Per ‘A’ Ordinary Share	Range US$ Per ‘A’ Ordinary Share

Outstanding January 1, 2021	19,485,990	0.79	0.19-4.36
Granted	-	-	-
Exercised	-	-	-
Expired / Forfeited	(758,000)	1.07	0.19-4.21

Outstanding December 31, 2021	18,727,990	0.78	0.19-4.36
	-	-	-
Exercisable December 31, 2021	13,401,322	0.93	0.19-4.36

Outstanding January 1, 2022	18,727,990	0.78	0.19-4.36
Granted	29,400,000	0.27	0.27-0.29
Exercised	(2,733,328)	0.19	0.19-0.19
Expired / Forfeited	(579,990)	1.87	0.69-4.36

Outstanding December 31, 2022	44,814,672	0.47	0.19-2.43

Exercisable December 31, 2022	14,138,004	0.89	0.19-2.43

Outstanding January 1, 2023	44,814,672	0.47	0.19-2.43
Granted	19,600,000	0.14	0.12-0.25
Exercised	(880,000)	0.19	0.19-0.19
Expired / Forfeited	(16,620,000)	0.33	0.27-2.43

Outstanding December 31,2023	46,914,672	0.39	0.12-1.34

Exercisable December 31,2023	19,764,672	0.67	0.19-1.34

In February 2024, the Company adjusted its ADS ratio from 1 ADS: 4 ordinary share to 1 ADS: 20 ordinary shares. The 2023 and 2022 ADS amounts in the below tables reflect this change.

The number and weighted average exercise price of share options per ADS is as follows:

	Share Options ‘ADS’ Equivalent	Weighted- average exercise price US$ Per ‘ADS’	Range US$ Per ‘ADS’

Outstanding January 1, 2021	974,300	15.80	3.80-87.20
Granted
Exercised
Expired / Forfeited	(37,900)	21.40	3.80-84.20

Outstanding December 31, 2021	936,400	15.60	3.80-87.20

Exercisable December 31, 2021	670,066	18.60	3.80-87.20

Outstanding January 1, 2022	936,400	15.60	3.80-87.20
Granted	1,470,000	5.40	5.40-5.80
Exercised	(136,666)	3.80	3.80-3.80
Expired / Forfeited	(29,000)	37.40	13.80-87.20

Outstanding December 31, 2022	2,240,734	9.40	3.80-48.60

Exercisable December 31, 2022	706,900	17.80	3.80-48.60

Outstanding January 1, 2023	2,240,734	9.40	3.80-48.60
Granted	980,000	2.80	2.40-5.00
Exercised	(44,000)	3.80	3.80-3.80
Expired / Forfeited	(831,000)	6.60	5.40-48.60

Outstanding December 31, 2023	2,345,734	7.80	2.40-26.80

Exercisable December 31, 2023	988,234	13.40	3.80-26.80

In 2023, 880,000 options to purchase ‘A’ ordinary shares (44,000 options to purchase ADS’s) were exercised at an average share price of US$0.19 per ‘A’ ordinary share or US$3.80 per ADS at the date of exercise.

The opening share price per ‘A’ Ordinary share at the start of the financial year was US$0.24 or US$4.80 per ADS (2022: US$0.36 per ‘A’ ordinary share or US$7.35 per ADS) (2021: US$0.95 per ‘A’ ordinary share or US$19.00 per ADS) and the closing share price at December 31, 2023 was US$0.11 per ‘A’ ordinary share or US$2.15 per ADS (2022: US$0.25 per ‘A’ ordinary share or US$4.95 per ADS) (2021: US$0.36 per ‘A’ ordinary share or US$7.15 per ADS). The average share price for the year ended December 31, 2023 was US$0.21 per ‘A’ Ordinary share or US$4.11 per ADS.

A summary of the range of prices for the Company’s share options for the year ended December 31, 2023 follows:

	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.12-US$0.99	42,266,672	0.28	5.50	15,116,672	0.47	4.16
US$1.00-US$1.74	4,648,000	1.33	0.79	4,648,000	1.33	0.79

	46,914,672			19,764,672

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$2.40-US$19.80	2,113,334	5.64	5.50	755,834	9.32	4.16
US$20.00-US$34.80	232,400	26.54	0.79	232,400	26.54	0.79

	2,345,734			988,234

The weighted-average remaining contractual life of options outstanding at December 31, 2023 was 5.03 years (2022: 5.58 years).

A summary of the range of prices for the Company’s share options for the year ended December 31, 2022 follows:

	Outstanding			Exercisable
Exercise price range	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘A’ ordinary shares	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$0.12-US$0.99	39,546,672	0.35	6.10	8,930,004	0.59	4.05
US$1.00-US$1.74	4,988,000	1.34	1.78	4,928,000	1.34	1.74
US$1.75- US$2.43	280,000	2.43	0.15	280,000	2.43	0.15

	44,814,672			14,138,004

	Outstanding			Exercisable
Exercise price range	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)	No. of options ‘ADS equivalent’	Weighted– average exercise price	Weighted- average contractual life remaining (years)
US$2.40-US$19.99	1,977,334	7.00	6.10	446,500	11.80	4.05
US$20.00-US$34.80	249,400	26.80	1.78	246,400	26.80	1.74
US$35.00- US$48.60	14,000	48.60	0.15	14,000	48.60	0.15

	2,240,734			706,900

Charge for the year under IFRS 2

The charge for the year is calculated based on the fair value of the options granted which have not yet vested.

The fair value of the options is expensed over the vesting period of the option. In 2023, US$2,069,000 (2022: US$1,755,000) (2021: US$1,100,000) was charged to the statement of operations split as follows:

	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Share-based payments – cost of sales	-	-	5
Share-based payments – selling, general and administrative	2,069	1,755	1,095

Total – continuing operations	2,069	1,755	1,100
Share-based payments – discontinued operations	-	-	-

Total	2,069	1,755	1,100

No share-based payments expense was capitalised in intangible development project assets during the year (2022: US$Nil). In  2021, share-based payments amounting to US$11,000 were capitalised in intangible development project assets. The total share-based payments charge gross of any capitalisations for 2021 was US$1,111,000. There was no capitalised share-based payments in intangible development project assets in years ended December 31, 2022 or 2023.

The fair value of services received in return for share options granted are measured by reference to the fair value of share options granted. The estimate of the fair value of services received is measured based on a Black-Scholes model. The following are the input assumptions used in determining the fair value of share options granted in 2023, 2022 and 2021:

	Key management personnel		Key management personnel		Key management personnel
	2023		2022		2021
Weighted average fair value at measurement date per ‘A’ share / (per ADS)	$	US0.50 / (US$10.04	$	US0.19 / (US$3.80	-/ -

Total ‘A’ share options granted / (ADS’s equivalent)		19,600,000/ (980,000)		29,400,000 / (1,470,000)	-/ -

Weighted average share price per ‘A’ share / (per ADS)	$	US0.14/ (US$2.80)	$	US0.27 / (US$5.40)	-/ -

Weighted average exercise price per ‘A’ share / (per ADS)	$	US0.14 / (US$2.80)	$	US0.27 / (US$5.40)	-/ -

Weighted average expected volatility		40.21%		76.79%	-

Weighted average expected life		7		6.82	-

Weighted average risk-free interest rate		4.13%		3.59%	-

The expected life of the options is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility is based on the historic volatility (calculated based on the expected life of the options). The Group has considered how future experience may affect historical volatility. The profile and activities of the Group are not expected to change in the immediate future and therefore Trinity Biotech would expect estimated volatility to be consistent with historical volatility.